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GMO Emerging Country Debt Fund
GMO Emerging Country Debt Fund

GMO TRUST

Supplement dated March 16, 2020 to the

GMO Trust Prospectus, dated June 30, 2019, as supplemented

GMO Emerging Country Debt Fund

Effective March 16, 2020, the GMO Emerging Country Debt Fund (the “Fund”) charges a purchase premium of 1.15% of the amount invested and a redemption fee of 1.15% of the amount redeemed. The sections captioned “Shareholder fees” and “Example” on page 86 of the Prospectus are replaced with the following:

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - GMO Emerging Country Debt Fund	Class III	Class IV
Purchase premium (as a percentage of amount invested)	1.15%	1.15%
Redemption fee (as a percentage of amount redeemed)	1.15%	1.15%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - GMO Emerging Country Debt Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	288	418	559	971
Class IV	283	402	532	912

Expense Example No Redemption - GMO Emerging Country Debt Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	170	288	418	795
Class IV	165	273	390	735

Effective March 16, 2020, the “Average Annual Total Returns” table on page 89 of the Prospectus is replaced with the following:
Average Annual Total Returns Periods Ending December 31, 2018
Average Annual Returns - GMO Emerging Country Debt Fund	1 Year	5 Years	10 Years	Incept.	Inception Date
Class III	(8.06%)	4.53%	12.23%	13.61%	Apr. 19, 1994
Class IV	(8.03%)	4.59%	12.30%	10.51%	Jan. 09, 1998
After Taxes on Distributions | Class III	(10.78%)	1.28%	8.74%	8.47%	Apr. 19, 1994
After Taxes on Distributions and Sale of Fund Shares | Class III	(4.75%)	2.00%	8.38%	8.62%	Apr. 19, 1994
J.P. Morgan EMBI Global (Fund benchmark as of 6/30/19) (reflects no deduction for fees, expenses, or taxes) | Class III	(4.61%)	4.19%	7.79%	9.73%	Apr. 19, 1994
J.P. Morgan EMBI Global (Fund benchmark as of 6/30/19) (reflects no deduction for fees, expenses, or taxes) | Class IV	(4.61%)	4.19%	7.79%	8.02%	Jan. 09, 1998
J.P. Morgan EMBI Global + (Composite index) | Class III	(4.61%)	4.19%	7.79%	9.67%	Apr. 19, 1994
J.P. Morgan EMBI Global + (Composite index) | Class IV	(4.61%)	4.19%	7.79%	7.96%	Jan. 09, 1998